FINANCIAL RISK MANAGEMENT - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management [Abstract]
Cash and cash equivalents	$ 366.5	$ 525.0	$ 651.2
Trade and other receivables	3.8	3.0
Derivative assets (Note 17)	2.8	0.0
Convertible loan receivable	0.0	10.0
Loans and other receivables	19.3	22.5
Maximum exposure to credit risk	$ 392.4	$ 560.5